Changes to accounting policies - Impact of change in accounting policy (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Non-current assets
Property, plant and equipment		£ 1,540
Property, plant and equipment	£ 1,167	1,540	[1]	£ 2,067	[1]
Current assets
Trade and other receivables	8,116	13,491	[1]	11,087	[1]
Non-current liabilities
Lease liabilities	(320)	(647)	[1]	(962)	[1]
Current liabilities
Trade and other payables	(8,020)	(8,733)	[1]	(8,825)	[1]
Lease liabilities	(358)	(358)	[1]	(324)	[1]
Equity
Accumulated losses reserve	(97,619)	(76,097)	[1]	(93,925)	[1]
Operating expenses
Research and development	(31,201)	(39,182)	[2]	(28,979)	[2]
General and administration	(9,877)	(12,328)	[2]	(11,935)	[2]
Operating profit	(25,332)	2,673	[2]	(25,829)	[2]
Finance costs	(228)	(467)	[2]	(1,187)	[2]
(Loss) / profit for the period / year	(22,032)	7,490	[2]	(20,158)	[2]
Statement of cash flows [abstract]
(Loss) / profit before income tax	(25,556)	4,994	[2],[3]	(23,920)	[2],[3]
Adjusted for:
Finance costs	228	467	[3]	1,187	[3]
Depreciation	524	644	[3]	294	[3]
Increase in trade and other receivables	4,662	(2,210)	[3]	(8,946)	[3]
Decrease in trade and other payables	(1,004)	68	[3]	3,268	[3]
Financing activities
Repayment of lease liabilities	(328)	(281)	[3]	(128)	[3]
Repayment of lease interest	£ (30)	(43)	[3]	(21)	[3]
Previously reported
Non-current assets
Property, plant and equipment		616		809
Current assets
Trade and other receivables		13,547		11,134
Non-current liabilities
Lease liabilities		0		0
Current liabilities
Trade and other payables		(8,865)		(8,932)
Lease liabilities		0		0
Equity
Accumulated losses reserve		(76,092)		(93,957)
Operating expenses
Research and development		(39,174)		(28,970)
General and administration		(12,342)		(11,999)
Operating profit		2,667		(25,884)
Finance costs		(424)		(1,164)
(Loss) / profit for the period / year		7,527		(20,190)
Statement of cash flows [abstract]
(Loss) / profit before income tax		5,031		(23,952)
Adjusted for:
Finance costs		424		1,164
Depreciation		309		140
Increase in trade and other receivables		(2,218)		(8,993)
Decrease in trade and other payables		93		3,375
Financing activities
Repayment of lease liabilities		0		0
Repayment of lease interest		0		0
Impact
Non-current assets
Property, plant and equipment		924
Property, plant and equipment				1,258
Current assets
Trade and other receivables		(56)		(47)
Non-current liabilities
Lease liabilities		(647)		(962)
Current liabilities
Trade and other payables		132		107
Lease liabilities		(358)		(324)
Equity
Accumulated losses reserve		(5)		32
Operating expenses
Research and development		(8)		(9)
General and administration		14		64
Operating profit		6		55
Finance costs		(43)		(23)
(Loss) / profit for the period / year		(37)		32
Statement of cash flows [abstract]
(Loss) / profit before income tax		(37)		32
Adjusted for:
Finance costs		43		23
Depreciation		335		154
Increase in trade and other receivables		8		47
Decrease in trade and other payables		(25)		(107)
Financing activities
Repayment of lease liabilities		(281)		(128)
Repayment of lease interest		(43)		(21)
Impact on net cash flows		£ 0		£ 0

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[2]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'
[3]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’